Commitments (Tables)	12 Months Ended
Mar. 31, 2023
Commitments
Schedule of capital commitments

	Company and subsidiaries		Share of joint operations		Group
	2023	2022	2023	2022	2023	2022
	€m	€m	€m	€m	€m	€m
Contracts placed for future capital expenditure not provided in the financial statements[1]	3,507	4,388	–	140	3,507	4,527

Note:

1	Commitment includes contracts placed for property, plant and equipment and intangible assets.